Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Valuation of Company's Derivatives by Pricing Observability Levels

The following table summarizes the valuation of the Company’s derivatives by the above pricing observability levels:

	Total carrying amount in Consolidated Balance Sheets December 31		Fair value measurement at December 31, using:
			2012			2011
DESCRIPTION	2012	2011	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Derivatives	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Total Assets	$16.5	$19.7	—	$16.5	—	—	$19.7	—

Liabilities
Derivatives	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Total Liabilities	$0.7	$0.6	—	$0.7	—	—	$0.6	—

Fair Value and Carrying Value of Debt

The fair value and carrying value of debt is summarized in the table below. For further details on the Company’s debt, see Note 12.

FAIR VALUE OF DEBT, DECEMBER 31

	Carrying value1)	Fair value	Carrying value1)	Fair value
DESCRIPTION	2012	2012	2011	2011
Long-term debt
U.S. private placement	$305.8	$329.5	$305.1	$331.9
Medium-term notes	99.8	99.4	43.3	40.6
Notes2)	107.6	108.9	—	—
Other long-term debt	49.7	49.7	15.1	15.1

Total	$562.9	$587.5	$363.5	$387.6

Short-term debt
Overdrafts and other short-term debt	$60.3	$60.3	$63.2	$63.2
Short-term portion of long-term debt3)	9.5	9.5	132.4	136.5
Notes2)	—	—	107.2	109.9

Total	$69.8	$69.8	$302.8	$309.6

1)	Debt as reported in balance sheet.
2)	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Note 12 and 13).
3)	$110 million carrying value of U.S. private placement note matured in 2012.

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The tables below present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 and amount of gain (loss) recognized in the Consolidated Statement of Net Income for the years ending December 31, 2012, 2011 and 2010. Although the Company is party to close-out netting agreements with most derivative counterparties, the fair values in the tables below and in the Consolidated Balance Sheets at December 31, 2012 and 2011, have been presented on a gross basis.

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

DESCRIPTION	Nominal volume	Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	$15.8	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0	$15.8	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$700.8	$0.7	$0.7	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$700.8	$0.7	$0.7

Total derivatives	$760.8	$16.5	$0.7

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

DESCRIPTION	Nominal volume		Derivative asset	Derivative liability	Balance Sheet location
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0		$15.1	$—	Other non-current asset

Total derivatives designated as hedging instruments	$60.0		$15.1	$—

Derivatives not designated as hedging instruments
Foreign exchange swaps, less than 6 months	$845.2	1)	$4.6	$0.6	Other current assets/liabilities
Total derivatives not designated as hedging instruments	$845.2		$4.6	$0.6

Total derivatives	$905.2		$19.7	$0.6

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.

Derivatives Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2012

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 7 years (fair value hedge)	$60.0	—	$0.7	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(0.7)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2011

	Nominal volume	Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Interest rate swaps, less than 8 years (fair value hedge)	$60.0	—	$5.9	—	—	—
Total derivatives designated as hedging instruments	$60.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0	—	$(5.9)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income			$0.0

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER 2010

	Nominal volume		Other financial items, net	Interest expense	Interest income	Amount of gain (loss) recognized in OCI on derivative effective portion	Amount of gain (loss) reclassified from accumulated OCI into interest expense
Derivatives designated as hedging instruments
Cross currency interest rate swaps, less than 1 year (cash flow hedge)	$54.0	1)	$1.9	$—	$—	$—	$0.2
Interest rate swaps, less than 10 years (fair value hedge)	60.0		—	2.8	—	—	—
Total derivatives designated as hedging instruments	$114.0
Hedged item (fair value hedge)
Fixed rate private placement debt due 2019	$60.0		—	$(2.8)	—	—	—
Total gain (loss) in Consolidated Statement of Net Income				$0.0

1)	Cross currency interest rate swaps with a nominal value of $54 million have matured in 2010.

Derivatives Not Designated as Hedging Instruments

AMOUNT OF GAIN (LOSS) RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF NET INCOME JANUARY-DECEMBER

	Nominal volume				Other financial items, net			Interest expense			Interest income
	2012	2011		2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedging instruments
Cross currency interest rate swaps, less than 1 year	$—	$—		$40.3	$—	$(3.8)	$2.0	$—	$0.1	$0.2	$—	$—	$—
Foreign exchange swaps	700.8	845.2	1)	1,486.2	(4.0)	6.8	(1.0)	(0.1)	0.2	(0.3)	—	—	—

Total derivatives not designated as hedging instruments	$700.8	$845.2		$1,526.5

1)	The nominal value is netted for offsetting swaps with a counterpart with which Autoliv has a master netting agreement. The gross nominal value is $1,241.9 million.